Summary of Significant Accounting Policies (Details) - Schedule of disaggregates the company's revenue - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Total revenue	$ 15,804	$ 9,846	$ 52,852	$ 37,166
Brand sponsorships [Member]
Segment Reporting Information [Line Items]
Total revenue	8,060	5,274	24,867	16,520
Content [Member]
Segment Reporting Information [Line Items]
Total revenue	4,681	3,274	16,068	12,077
Consumer products [Member]
Segment Reporting Information [Line Items]
Total revenue	403	559	5,751	5,560
Esports [Member]
Segment Reporting Information [Line Items]
Total revenue	2,426	717	5,847	2,860
Other [Member]
Segment Reporting Information [Line Items]
Total revenue	$ 234	$ 22	$ 319	$ 149